CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents (Note 11)	$ 62,731	$ 63,997
Marketable securities - current (Note 12)	17,773	42,347
Accounts receivable - net (Note 13)	2,829	6,451
Prepaid expenses	801	1,574
Restricted cash (Note 17)		3,000
Other current assets (Notes 14 and 25)	1,001	1,551
Total Current Assets	85,135	118,920
Marketable securities - noncurrent (Note 15)	4,292	7,084
Investments (Note 16)	5,223	8,315
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,243	1,237
Information and communication equipment	3,986	7,651
Office furniture and fixtures	295	928
Leasehold improvements	455	1,781
Other	28	336
Property, Plant and Equipment, Gross, Total	6,007	11,933
Less: Accumulated depreciation	(4,058)	(7,645)
Net long-lived assets	1,949	4,288
GOODWILL (Note 7)	16,934	28,437
INTANGIBLE ASSETS - NET (Note 8)	15,675	15,534
OTHER ASSETS
Refundable deposits	392	1,777
Prepaid licensing and royalty fees (Notes 9 and 27)	8,644	7,103
Other (Note 6)	2,150	248
Total Other Assets	11,186	9,128
TOTAL ASSETS	140,394	191,706
CURRENT LIABILITIES
Accounts payable	324	1,831
Accrued compensation	1,233	2,100
Accrued expenses (Note 18)	5,182	10,634
Short-term borrowings (Notes 17 and 26)	7,748	11,774
Other current liabilities (Note 19)	7,160	9,319
Total Current Liabilities	21,647	35,658
OTHER LIABILITIES
Accrued pension liabilities (Note 20)	281	171
Other (Notes 21 and 25)	573	1,015
Total Other Liabilities	854	1,186
Total Liabilities	22,501	36,844
COMMITMENTS AND CONTINGENCIES (Note 27)
SUBSIDIARY PREFERRED SHARES (Note 22)
Par value $1, redeemable; convertible; issued and outstanding 2,018 thousand shares on December 31, 2011		1,786
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 50,720 thousand shares on December 31, 2011 and 2012	304,851	304,672
Accumulated deficit	(178,241)	(162,951)
Accumulated other comprehensive (loss) income	(8,379)	14,351
Total GigaMedia shareholders' equity	118,231	156,072
Noncontrolling interest	(338)	(2,996)
Total Equity	117,893	153,076
TOTAL LIABILITIES AND EQUITY	$ 140,394	$ 191,706